Board Compensation and Key Management Personnel - Summary on Charge to the Profit and Loss Statement (Parenthetical) (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure charged to the profit and loss statement [line Items]
Gross salary includes severance payments	€ 10,783,000	€ 9,556,000	€ 5,166,000
Severance costs [member]
Disclosure charged to the profit and loss statement [line Items]
Gross salary includes severance payments	€ 257,260